Document and Entity Information	Nov. 29, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 29, 2024
Entity Registrant Name	Investcorp AI Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41383
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	Century Yard, Cricket Square
Entity Address Address Line 2	Elgin Avenue
Entity Address Address Line 3	P.O. Box 1111, Grand Cayman
Entity Address City Or Town	George Town
Entity Address Country	KY
Entity Address Postal Zip Code	KYI-1102
Country Region	+1
City Area Code	302
Local Phone Number	738-7210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001852889
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IVCAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	IVCAW
Security Exchange Name	NASDAQ